Long-term Investments - Equity Method Investments (Details) $ in Thousands, € in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2021 USD ($)	Aug. 02, 2021 EUR (€)	Jul. 26, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						$ 28,088	$ 3,700	$ 3,700	$ 17,881
Initial investment						3,350		38,070	2,600
Income (loss) on investment				$ (429)	$ (1,447)	(2,357)	(2,062)	(3,665)	(131)
Reclassification to subsidiaries						(11,298)		(2,372)	0
Impairment losses								(7,864)	(16,650)	$ (13,100)
Reclassification to equity method investee								250	0
Dilution loss due to investee share issuance								(31)	0
Ending balance				15,819		15,819		28,088	3,700	17,881
Solectrac
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						0	2,556	2,556	0
Initial investment								0	2,600
Income (loss) on investment								(153)	(44)
Reclassification to subsidiaries								(2,372)	0
Impairment losses								0	0
Reclassification to equity method investee								0	0
Dilution loss due to investee share issuance								(31)	0
Ending balance								0	2,556	0
Energica
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						12,329	0	0
Initial investment								13,555
Income (loss) on investment						(1,031)		(1,226)
Reclassification to subsidiaries						(11,298)		0
Impairment losses								0
Reclassification to equity method investee								0
Dilution loss due to investee share issuance								0
Ending balance								12,329	0
FNL
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						2,856	0	0
Initial investment								3,505
Income (loss) on investment						(685)		(899)
Reclassification to subsidiaries								0
Impairment losses								0
Reclassification to equity method investee								250
Dilution loss due to investee share issuance								0
Ending balance				2,130		2,130		2,856	0
MDI Fund
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						3,765	0	0
Initial investment			$ 600			274		4,646
Income (loss) on investment						(135)		(881)
Reclassification to subsidiaries								0
Impairment losses								0
Reclassification to equity method investee								0
Dilution loss due to investee share issuance								0
Ending balance				3,245		3,245		3,765	0
TM2
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						0	1,144	1,144	1,227
Initial investment								7,226	0
Income (loss) on investment								(506)	(83)
Reclassification to subsidiaries								0	0
Impairment losses								(7,864)	0
Reclassification to equity method investee								0	0
Dilution loss due to investee share issuance								0	0
Ending balance								0	1,144	1,227
Intelligenta
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance							0	0	9,800
Initial investment									0
Income (loss) on investment									0
Reclassification to subsidiaries									0
Impairment losses									(9,800)
Reclassification to equity method investee									0
Dilution loss due to investee share issuance									0
Ending balance									0	9,800
Glory
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance							0	0	6,854
Initial investment									0
Income (loss) on investment									(4)
Reclassification to subsidiaries									0
Impairment losses									(6,850)	(13,100)
Reclassification to equity method investee									0
Dilution loss due to investee share issuance									0
Ending balance									0	$ 6,854
PEA
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						9,138	$ 0	0
Initial investment	$ 9,100	€ 7.5						9,138
Income (loss) on investment						(506)		0
Reclassification to subsidiaries								0
Impairment losses								0
Reclassification to equity method investee								0
Dilution loss due to investee share issuance								0
Ending balance				$ 7,368		$ 7,368		$ 9,138	$ 0